Pension and other PostRetirement Benefits	12 Months Ended
Dec. 31, 2018
PENSIONS AND OTHER POST RETIREMENT BENEFITS
PENSIONS AND OTHER POST RETIREMENT BENEFITS

21. PENSIONS AND OTHER POST-RETIREMENT BENEFITS

The company's defined benefit pension plans provide pension benefits at retirement based on years of service and final average earnings (if applicable). These obligations are met through funded registered retirement plans and through unregistered supplementary pensions that are funded through retirement compensation arrangements, and/or paid directly to recipients. The company's contributions to the funded plans are deposited with independent trustees who act as custodians of the plans' assets, as well as the disbursing agents of the benefits to recipients. Plan assets are managed by a pension committee on behalf of beneficiaries. The committee retains independent managers and advisors.

Asset-liability matching studies are performed by a third-party consultant to set the asset mix by quantifying the risk-and-return characteristics of possible asset mix strategies. Investment and contribution policies are integrated within this study, and areas of focus include asset mix as well as interest rate sensitivity.

Funding of the registered retirement plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada and every year in the United States. The most recent valuations for the registered Canadian plans were performed as at January 31, 2017, and for the International plans were performed as at December 31, 2016. The company uses a measurement date of December 31 to value the plan assets and remeasure the accrued benefit obligation for accounting purposes.

The company's other post-retirement benefits programs are unfunded and include certain health care and life insurance benefits provided to retired employees and eligible surviving dependants.

The company reports its share of Syncrude's defined benefit and defined contribution pension plans and Syncrude's other post-retirement benefits plan.

The company also provides a number of defined contribution plans, including a U.S. 401(k) savings plan, that provide for an annual contribution of 5% to 11.5% of each participating employee's pensionable earnings.

Defined Benefit Obligations and Funded Status

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2018	2017	2018	2017

Change in benefit obligation

Benefit obligation at beginning of year	6 717	6 280	597	587

Obligations acquired through acquisition (note 31)	185	—	8	—

Current service costs	235	193	13	14

Plan participants' contributions	15	14	—	—

Benefits paid	(296)	(294)	(23)	(21)

Interest costs	236	236	21	22

Disposal (note 33)	—	(69)	—	(9)

Foreign exchange	14	(2)	1	(1)

Settlements	5	7	—	—

Actuarial remeasurement:

Experience (gain) loss arising on plan liabilities	(26)	2	(18)	(12)

Actuarial gain arising from changes in demographic assumptions	(1)	(4)	—	(9)

Actuarial (gain) loss arising from changes in financial assumptions	(354)	354	(42)	26

Benefit obligation at end of year	6 730	6 717	557	597

Change in plan assets

Fair value of plan assets at beginning of year	5 799	5 356	—	—

Assets acquired through acquisition (note 31)	153	—	—	—

Employer contributions	182	160	—	—

Plan participants' contributions	15	14	—	—

Benefits paid	(273)	(269)	—	—

Disposal (note 33)	—	(71)	—	—

Foreign exchange	14	(3)	—	—

Settlements	5	7	—	—

Administrative costs	(2)	(2)	—	—

Income on plan assets	201	200	—	—

Actuarial remeasurement:

Return on plan assets (less than) greater than discount rate	(299)	407	—	—

Fair value of plan assets at end of year	5 795	5 799	—	—

Net unfunded obligation	935	918	557	597

Of the total net unfunded obligations as at December 31, 2018, 60% relates to Canadian pension plans and other post-retirement benefits obligation (excluding Syncrude) (December 31, 2017 – 67%). The weighted average duration of the defined benefit obligation under the Canadian pension plans and other post-retirement plans (excluding Syncrude) is 13.70 years (2017 – 13.91 years).

The net unfunded obligation is recorded in Accounts Payable and Accrued Liabilities and Other Long-Term Liabilities (note 20) in the Consolidated Balance Sheets.

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2018	2017	2018	2017

Analysis of amount charged to earnings:

Current service costs	235	193	13	14

Interest costs	35	36	21	22

Defined benefit plans expense	270	229	34	36

Defined contribution plans expense	77	74	—	—

Total benefit plans expense charged to earnings	347	303	34	36

Components of defined benefit costs recognized in Other Comprehensive Income:

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2018	2017	2018	2017

Return on plan assets (excluding amounts included in net interest expense)	299	(407)	—	—

Experience (gain) loss arising on plan liabilities	(26)	2	(18)	(12)

Actuarial (gain) loss arising from changes in financial assumptions	(354)	354	(42)	26

Actuarial gain arising from changes in demographic assumptions	(1)	(4)	—	(9)

Actuarial (gain) loss recognized in other comprehensive income	(82)	(55)	(60)	5

Actuarial Assumptions

The cost of the defined benefit pension plans and other post-retirement benefits received by employees is actuarially determined using the projected unit credit method of valuation that includes employee service to date and present pay levels, as well as the projection of salaries and service to retirement.

The significant weighted average actuarial assumptions were as follows:

	Pension Benefits		Other Post-Retirement Benefits
(%)	December 31 2018	December 31 2017	December 31 2018	December 31 2017

Discount rate	3.80	3.40	3.90	3.40

Rate of compensation increase	3.00	3.00	3.00	3.00

The discount rate assumption is based on the interest rate on high-quality bonds with maturity terms equivalent to the benefit obligations.

The defined benefit obligation reflects the best estimate of the mortality of plan participants both during and after their employment. The mortality assumption is based on a standard mortality table adjusted for actual experience over the past five years.

In order to measure the expected cost of other post-retirement benefits, it was assumed for 2018 that the health care costs would increase annually by 6.50% per person (2017 – 6.50%). This rate will remain constant until 2019 and then will decrease 0.5% annually to 5% by 2022, and remain at that level thereafter.

Assumed discount rates and health care cost trend rates may have a significant effect on the amounts reported for pensions and other post-retirement benefits obligations for the company's Canadian plans. A change of these assumptions would have the following effects:

	Pension Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the aggregate service and interest costs	(23)	30

Effect on the benefit obligations	(874)	1 127

	Other Post-Retirement Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the benefit obligations	(65)	81

1% change in health care cost

Effect on the aggregate service and interest costs	1	(1)

Effect on the benefit obligations	27	(23)

Plan Assets and Investment Objectives

The company's long-term investment objective is to secure the defined pension benefits while managing the variability and level of its contributions. The portfolio is rebalanced periodically, as required, to the plans' target asset allocation as prescribed in the Statement of Investment Policies and Procedures approved by the Board of Directors. Plan assets are restricted to those permitted by legislation, where applicable. Investments are made through pooled, mutual, segregated or exchange traded funds.

The company's weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2018	2017

Equities, comprised of:

– Canada	13	18

– United States	17	19

– Foreign	18	19

	48	56

Fixed income, comprised of:

– Canada	43	39

Real estate, comprised of:

– Canada	9	5

Total	100	100

Equity securities do not include any direct investments in Suncor shares. The fair value of equity and fixed income securities is based on the trading price of the underlying fund. The fair value of real estate investments is based on independent third-party appraisals.

During the year, the company made cash contributions of $182 million (2017 – $160 million) to its defined benefit pension plans, of which $2 million (2017 – $3 million) was contributed to the solvency reserve account in Alberta. The company expects to make cash contributions to its defined benefit pension plans in 2019 of $172 million.